Anfield Universal Fixed Income Fund

(the “Fund”)

AFLIX

a series of Two Roads Shared Trust

Supplement dated October 15, 2025
to the Prospectus and Statement of Additional Information (the “SAI”)

of the Fund, each dated March 1, 2025

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI. This Supplement supersedes any information to the contrary in the Prospectus and SAI.

Effective immediately, any and all references to www.AnfieldAFLIX.com in the Fund’s Prospectus and SAI are hereby replaced with anfieldfunds.com/our-funds/anfield-universal-fixed-income-fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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This Supplement and the existing Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference. The Fund’s Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting anfieldfunds.com/our-funds/anfield-universal-fixed-income-fund or by calling 1-866-866-4848.